Nature of Business and Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Nature Of Business And Significant Accounting Policies Details
Common stock issued for services		$ 58,800	$ 70,621
Warrants issued for services, related parties		6,507	25,030	1,529,182
Warrants issued for services		(4,589)	14,739	319,986
Total stock based compensation		$ 60,718	$ 110,390	$ 1,849,168